Other receivables	12 Months Ended
Mar. 31, 2024
Other Receivables
Other receivables

8. Other receivables

	As of March 31,
	2024	2023
Others	92,942	95,935
Impairment	(59,197)	(61,120)
Total	$33,745	$34,815

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS